Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Guangzhou Huajie Insurance Agency Co Ltd [Member]
Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	1,522,665
Pro forma loss from operations	(749,337)
Pro forma net loss	(299,904)
Pro forma net loss per share (in Yuan Renminbi per share)	(0.30)
Dongguan Zhongxin Insurance Agency Co Ltd [Member]
Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	1,524,763
Pro forma loss from operations	(749,143)
Pro forma net loss	(299,579)
Pro forma net loss per share (in Yuan Renminbi per share)	(0.30)